Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Product Revenue Based on Location

The following table represents the Company’s product revenue based on the location to which the product is shipped:

	Nine Months Ended September 30,
	2018	2019
	(in thousands)
United States	$4,476	$15,054
Germany	958	2,389
Rest of Europe	1,597	9,473
All other countries	170	1,699

Product revenue	$7,201	$28,615

The following table represents the Company’s product revenue based on the location to which the product is shipped:

	December 31,
	2017	2018
	(in thousands)
United States	$969	$7,022
Germany	597	1,393
Rest of Europe	143	3,516
All other countries	10	332

Product revenue	$1,719	$12,263